IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
IMPAIRMENT OF ASSETS	IMPAIRMENT OF ASSETS
Property and equipment and intangible assets are tested regularly for impairment. The Group assesses, at the end of each reporting period, whether any indicators exist that an asset may be impaired (i.e., asset becoming idle, damaged or no longer in use). If there are such indicators, the Group estimates the recoverable amount of the asset. Impairment losses are recognized in the consolidated income statement in a separate line item.

Goodwill is tested for impairment annually (at September 30) or when circumstances indicate the carrying value may be impaired. Refer to Note 12 for an overview of the carrying value of goodwill per cash-generating unit ("CGU"). The Group’s impairment test is primarily based on fair value less cost of disposal calculations (Level 3 in the fair value hierarchy) using a discounted cash flow model, based on cash flow projections from business plans prepared by management. The Group considers the relationship between its market capitalization and its book value, as well as its weighted average cost of capital and the quarterly financial performances of each CGU when reviewing for indicators of impairment in interim periods.

The Group performed its annual impairment test of goodwill as of September 30, 2025 and 2024, in accordance with IAS 36. The recoverable amounts of all cash-generating units (CGUs) to which goodwill has been allocated exceeded their carrying amounts. Accordingly, no impairment losses were recognized for the years ended December 31, 2025 and 2024.

In 2025 an impairment loss of US$8 (2024: US$3 and 2023: US$1) was booked based on internal indications of impairment for various individual components of network equipment and software.

KEY ASSUMPTIONS

The recoverable amounts of CGUs have been determined based on fair value less costs of disposal calculations, using cash flow projections from business plans prepared by management.

The Group bases its impairment calculations on detailed budgets and forecasted calculations which are prepared separately for each of the Group’s CGUs. These budgets and forecast calculations are prepared for a period of five years. A long-term growth rate is applied to projected future cash flows after the fifth year.

The tables below show key assumptions used in fair value less costs of disposal calculations on a local currency basis for CGUs with material goodwill, or those CGUs for which an impairment loss or an impairment reversal has been recorded.

Kyivstar

	Average during forecast period			Terminal period
	2025	2024	2023	2025	2024	2023
Discount rate	19.7%	17.7%	20.8%	19.1%	17.7%	20.8%
Revenue growth rate	10.1%	9.8%	8.8%	5.0%	1.0%	1.0%
Operating margin	52.5%	52.4%	51.8%	52.0%	50.0%	50.0%
CAPEX	20.4%	21.5%	19.1%	20.0%	20.0%	20.0%
[1]The forecast period is the explicit forecast period of five years: for 2025 being 2026-2030 with terminal period in 2031; for comparative period 2024 being 2025-2029 with terminal period in 2030; for comparative period 2023 being 2024-2028 and terminal period in 2029

Uklon

	Average during forecast period			Terminal period
	2025	2024	2023	2025	2024	2023
Discount rate	21.6%	—%	—%	21.0%	—%	—%
Revenue growth rate	13.5%	—%	—%	5.0%	—%	—%
Operating margin	42.5%	—%	—%	45.7%	—%	—%
CAPEX	3.7%	—%	—%	3.2%	—%	—%
[1]The forecast period is the explicit forecast period of five years: for 2025 being 2026-2030 with terminal period in 2031

Discount rate

Discount rates are initially based on the risk-free rate for 20-year maturity bonds of the United States Treasury, adjusted for a risk premium to reflect both the increased risk of investing in equities and the systematic risk of the specific CGU relative to the market as a whole. International Fisher effect is than applied, using US and local inflation forecast, to compute final discount rate in functional currency.

The equity market risk premium is sourced from independent market analysts. The systematic risk, beta, represents the median of the raw betas of the entities comparable in size and geographic footprint with the ones of each CGU ("Peer Group"). The country risk premium is based on an average default spread derived from sovereign credit ratings published by main credit rating agencies for a given CGU. The debt risk premium is based on the median of Standard & Poor’s long-term credit rating of the Peer Group. The weighted average cost of capital is determined based on target debt-to-equity ratios representing the median historical five year capital structure for each entity from the Peer Group. The discount rate in functional currency of a CGU is adjusted for the applicable country’s risk premium.

From 2025 and onward, a separate discount rate was computed for each of the five forecasted years along with one for the terminal period. The computation of discount rate per year is similar to what is mentioned above with the only difference being yearly forecast inflation rate (both for US & local country as per IMF) used in international fisher effect application. While using a single long-term inflation was a commonly acceptable straight forward approach, it assumed a stable inflation environment and did not account for short term volatility which is being increasingly observed in markets in which Group operates. This revised approach allows near term cashflows (which may be exposed to higher inflation volatility) to be discounted at rates that reflect their actual risk profile while longer term cashflows gradually converge to a more stable inflation in the terminal period.

Revenue growth rates

The revenue growth rates during the forecast period vary based on numerous factors, including size of market, GDP (Gross Domestic Product), foreign currency projections, traffic growth, market share and others.

Long-term growth rates in perpetuity applied to each CGU were reassessed in 2025. With the Group’s ongoing transformation to a digital operator, there has become an increasing need to align long-term assumptions with changing macroeconomic fundamentals and industry practice. Previously the focus was on core telecommunication, meaning the business offered more commodity services but now as the business shifts more towards inflation indexed pricing and value added digital revenue streams. As a result, growth rates for the terminal period was linked to long-term inflation for each country which in addition to being an externally observable benchmark, better reflects economic reality.

Operating margin
For estimation of operating margins, the Group transitioned impairment testing calculations to reflect post-IFRS 16 assumptions from 2025. This change primarily involves removing lease expenses (rentals) from the operating margin and considering CAPEX relating to future IFRS 16 leases (which is discussed in more detail in next section - CAPEX). This results in higher EBITDA and in isolations leads to a higher recoverable amount. This is offset in part by the additional IFRS 16 CAPEX. For the terminal period, a normalized post-IFRS 16 EBITDA was determined which reflected expected sustainable margins in long-term. The forecasted operating margin is based on the budget and forecast calculations and assumes cost optimization initiatives which are part of on-going operations, as well as regulatory and technological changes known to date, such as telecommunication license issues and price regulation, among others. Segment information in Note 2 is on a post-IFRS 16 basis.

CAPEX

CAPEX is defined as purchases of property and equipment and intangible assets excluding licenses, goodwill and right-of-use assets. The cash flow forecasts for capital expenditures of telecommunication operations are based on the budget and forecast calculations and include the network roll-outs plans and license requirements. For digital operations, the cash flow forecasts for capital expenditures are based on expected maintenance and expansionary physical equipment required to generate ongoing revenues.

Where applicable, the cash flow forecasts for license and spectrum payments for each operating company for the initial 5 years include amounts for expected renewals and newly available spectrum. Beyond that period, a long-run cost related to spectrum and license payments is assumed.

As the Group transitioned the impairment testing calculations to post IFRS 16 this year, to ensure integrity of recoverable value assessment, right-of-use CAPEX representing the value of future expected lease contracts was included in calculations. This partially offsets the impact in the recoverable amount computation coming from a higher operating margin. Additionally, under the post-IFRS 16 framework, right-of-use assets are included as part of carrying value computation (which is consistent with their classification as operating assets under IAS 36) and further reduces the upside coming from higher operating margin, but lease liabilities are treated as financing obligations and excluded from carrying value computation.

SOURCE OF ESTIMATION UNCERTAINTY
The Group has significant investments in property and equipment, intangible assets, and goodwill.

Estimating recoverable amounts of assets and CGUs must, in part, be based on management’s evaluations, including the determination of the appropriate CGUs, the relevant discount rate, estimation of future performance, the revenue-generating capacity of assets, timing and amount of future purchases of property, equipment, licenses and spectrum, assumptions of future market conditions and the long-term growth rate into perpetuity (terminal value). In doing this, management needs to assume a market participant perspective. Changing the assumptions selected by management, in particular, the discount rate, capex intensity, operating margin and growth rate assumptions used to estimate the recoverable amounts of assets, could significantly impact the Group’s impairment evaluation and hence results.
There are significant variations between different markets with respect to growth, mobile penetration, ARPU, market share and similar parameters, resulting in differences in operating margins. The future development of operating margins is important in the Group’s impairment assessments.